N-2	Jun. 26, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001496099
Amendment Flag	false
Document Type	424B2
Entity Registrant Name	New Mountain Finance Corporation
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00%	(1)
Offering expenses borne by us (as a percentage of offering price)	0.27%	(2)
Dividend reinvestment plan expenses (per sales transaction fee)	$15.00	(3)
Total stockholder transaction expenses (as a percentage of offering price)	2.27%
Annual expenses (as a percentage of net assets attributable to common stock)
Base management fees	3.24%	(4)
Incentive fees payable under the Investment Management Agreement	2.77%	(5)
Interest payments on borrowed funds	8.17%	(6)
Other expenses	0.74%	(7)
Acquired fund fees and expenses	3.59%	(8)
Total annual expenses	18.51%	(9)
Base management fee waiver	(0.27)%	(10)
Total annual expenses after the base management fee waiver	18.24%	(9)(10)
__________________
(1)Represents the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)The offering expenses for the duration of this offering are estimated to be approximately $0.7 million.
(3)If a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan. See Item 1 — Financial Statements — Note 2. Summary of Significant Accounting Policies — Distributions in our most recent Quarterly Report on Form 10-Q for additional details regarding our dividend reinvestment plan.
(4)The base management fee pursuant to Amendment No.1 to the Investment Management Agreement is based on an annual rate of 1.4% of our average gross assets for the two most recent quarters, which equals our total assets on the Consolidated Statements of Assets and Liabilities, less cash and cash equivalents. We may, from time to time, invest in derivatives. To the extent we invest in derivatives, we use the actual value of the derivatives, as reported on our Consolidated Statements of Assets and Liabilities, for purposes of calculating our base management fee. The base management fee reflected in the table above is based on the three months ended March 31, 2024 and is calculated without deducting any management fees waived.
(5)Assumes that annual incentive fees earned by the Investment Adviser remain consistent with the gross incentive fees earned by the Investment Adviser during the three months ended March 31, 2024 and calculated without deducting any incentive fees waived. For the three months ended March 31, 2024, no incentive fees were waived by the Investment Adviser. The Investment Adviser cannot recoup incentive fees that the Investment Adviser has previously waived. As of March 31, 2024, we did not have a capital gains incentive fee accrual. As we cannot predict whether we will meet the thresholds for incentive fees under the Investment Management Agreement, the incentive fees paid in subsequent periods, if any, may be substantially different than the fees incurred during the three months ended March 31, 2024. For more detailed information about the incentive fee calculations, see Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.
(6)We may borrow funds from time to time to make investments to the extent we determine that additional capital would allow us to take advantage of additional investment opportunities or if the economic situation is otherwise conducive to doing so. The costs associated with these borrowings are indirectly borne by our stockholders. As of March 31, 2024, we had $690.0 million in aggregate principal amount outstanding of the Unsecured Notes, $300.0 million in SBA-guaranteed debentures outstanding, $291.6 million outstanding under the Holdings Credit Facility, $260.0 million in aggregate principal amount outstanding of the 2022 Convertible Notes, $182.0 million outstanding under the DB Credit Facility, $47.6 million under the NMFC Credit Facility, which included £22.9 million denominated in GBP and €17.4 million denominated in EUR that has been converted to U.S. dollars, $2.9 million outstanding under the NMNLC Credit Facility II, and $0 outstanding under the Unsecured Management Company Revolver. For purposes of this calculation, we have assumed the March 31, 2024 amounts outstanding under the Unsecured Notes, SBA-guaranteed debentures, Holdings Credit Facility, 2022 Convertible
Notes, DB Credit Facility, NMFC Credit Facility and NMNLC Credit Facility II, and have computed interest expense using an assumed interest rate of 6.1% for the Unsecured Notes, 2.7% for the SBA-guaranteed debentures, 7.8% for the Holdings Credit Facility, 7.5% for the 2022 Convertible Notes, 8.1% for the DB Credit Facility, 6.8% for the NMFC Credit Facility and 7.6% for the NMNLC Credit Facility II, which were the rates payable as of March 31, 2024. See Item 1 — Financial Statements — Note 7. Borrowings in our most recent Quarterly Report on Form 10-Q.
(7)“Other expenses” include our overhead expenses, including payments by us under the Administration Agreement based on the allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations to us under the Administration Agreement. Pursuant to the Administration Agreement, the Administrator may, in its own discretion, submit to us for reimbursement some or all of the expenses that the Administrator has incurred on our behalf during any quarterly period. As a result, the amount of expenses for which we will have to reimburse the Administrator may fluctuate in future quarterly periods and there can be no assurance given as to when, or if, the Administrator may determine to limit the expenses that the Administrator submits to us for reimbursement in the future. However, it is expected that the Administrator will continue to support part of our expense burden in the near future and may decide to not calculate and charge through certain overhead-related amounts as well as continue to cover some of the indirect costs. The Administrator cannot recoup any expenses that the Administrator has previously waived. This expense ratio is calculated without deducting any expenses waived or reimbursed by the Administrator. For the three months ended March 31, 2024, the indirect administrative expenses that our Administrator did not waive of approximately $0.6 million represented approximately 0.02% of our gross assets. See Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.
(8)The holders of shares of our common stock indirectly bear the expenses of our investment in NMFC Senior Loan Program III (“SLP III”) and NMFC Senior Loan Program IV, LLC (“SLP IV”). As SLP III and SLP IV are structured as private joint ventures, no management fees are paid by SLP III and SLP IV. Future expenses for SLP III and SLP IV may be substantially higher or lower because certain expenses may fluctuate over time.
(9)The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.
(10)Effective as of and for the quarter ended March 31, 2021 through the quarter ending December 31, 2024, the Investment Adviser entered into a fee waiver agreement (the “Fee Waiver Agreement”) pursuant to which the Investment Adviser will waive base management fees in order to reach a target base management fee of 1.25% on gross assets (the “Reduced Base Management Fee”) as opposed to the Company’s current base management fee of 1.4% on gross assets less cash and cash equivalents (the “Base Management Fee”). If, for any quarterly period during the term of the fee waiver agreement, the Reduced Base Management Fee would be greater than the Base Management Fee calculated under the terms of the Investment Management Agreement, the Investment Adviser shall only be entitled to the lesser of those two amounts. The Investment Adviser cannot recoup management fees that the Investment Adviser has previously waived. The base management fee waiver reflected in the table above is based on the base management fees waived during the three months ended March 31, 2024. See Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.

Sales Load [Percent]	2.00%
Dividend Reinvestment and Cash Purchase Fees	$ 15.00
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.27%
Annual Expenses [Table Text Block]

Stockholder transaction expenses:
Sales load (as a percentage of offering price)	2.00%	(1)
Offering expenses borne by us (as a percentage of offering price)	0.27%	(2)
Dividend reinvestment plan expenses (per sales transaction fee)	$15.00	(3)
Total stockholder transaction expenses (as a percentage of offering price)	2.27%
Annual expenses (as a percentage of net assets attributable to common stock)
Base management fees	3.24%	(4)
Incentive fees payable under the Investment Management Agreement	2.77%	(5)
Interest payments on borrowed funds	8.17%	(6)
Other expenses	0.74%	(7)
Acquired fund fees and expenses	3.59%	(8)
Total annual expenses	18.51%	(9)
Base management fee waiver	(0.27)%	(10)
Total annual expenses after the base management fee waiver	18.24%	(9)(10)
__________________
(1)Represents the maximum commission with respect to the shares of our common stock being sold in this offering, which we will pay to the Agents in connection with sales of shares of our common stock effected by the Agents under the equity distribution agreement. There is no guarantee that there will be any sales of our common stock pursuant to this prospectus supplement and the accompanying prospectus.
(2)The offering expenses for the duration of this offering are estimated to be approximately $0.7 million.
(3)If a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan. See Item 1 — Financial Statements — Note 2. Summary of Significant Accounting Policies — Distributions in our most recent Quarterly Report on Form 10-Q for additional details regarding our dividend reinvestment plan.
(4)The base management fee pursuant to Amendment No.1 to the Investment Management Agreement is based on an annual rate of 1.4% of our average gross assets for the two most recent quarters, which equals our total assets on the Consolidated Statements of Assets and Liabilities, less cash and cash equivalents. We may, from time to time, invest in derivatives. To the extent we invest in derivatives, we use the actual value of the derivatives, as reported on our Consolidated Statements of Assets and Liabilities, for purposes of calculating our base management fee. The base management fee reflected in the table above is based on the three months ended March 31, 2024 and is calculated without deducting any management fees waived.
(5)Assumes that annual incentive fees earned by the Investment Adviser remain consistent with the gross incentive fees earned by the Investment Adviser during the three months ended March 31, 2024 and calculated without deducting any incentive fees waived. For the three months ended March 31, 2024, no incentive fees were waived by the Investment Adviser. The Investment Adviser cannot recoup incentive fees that the Investment Adviser has previously waived. As of March 31, 2024, we did not have a capital gains incentive fee accrual. As we cannot predict whether we will meet the thresholds for incentive fees under the Investment Management Agreement, the incentive fees paid in subsequent periods, if any, may be substantially different than the fees incurred during the three months ended March 31, 2024. For more detailed information about the incentive fee calculations, see Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.
(6)We may borrow funds from time to time to make investments to the extent we determine that additional capital would allow us to take advantage of additional investment opportunities or if the economic situation is otherwise conducive to doing so. The costs associated with these borrowings are indirectly borne by our stockholders. As of March 31, 2024, we had $690.0 million in aggregate principal amount outstanding of the Unsecured Notes, $300.0 million in SBA-guaranteed debentures outstanding, $291.6 million outstanding under the Holdings Credit Facility, $260.0 million in aggregate principal amount outstanding of the 2022 Convertible Notes, $182.0 million outstanding under the DB Credit Facility, $47.6 million under the NMFC Credit Facility, which included £22.9 million denominated in GBP and €17.4 million denominated in EUR that has been converted to U.S. dollars, $2.9 million outstanding under the NMNLC Credit Facility II, and $0 outstanding under the Unsecured Management Company Revolver. For purposes of this calculation, we have assumed the March 31, 2024 amounts outstanding under the Unsecured Notes, SBA-guaranteed debentures, Holdings Credit Facility, 2022 Convertible
Notes, DB Credit Facility, NMFC Credit Facility and NMNLC Credit Facility II, and have computed interest expense using an assumed interest rate of 6.1% for the Unsecured Notes, 2.7% for the SBA-guaranteed debentures, 7.8% for the Holdings Credit Facility, 7.5% for the 2022 Convertible Notes, 8.1% for the DB Credit Facility, 6.8% for the NMFC Credit Facility and 7.6% for the NMNLC Credit Facility II, which were the rates payable as of March 31, 2024. See Item 1 — Financial Statements — Note 7. Borrowings in our most recent Quarterly Report on Form 10-Q.
(7)“Other expenses” include our overhead expenses, including payments by us under the Administration Agreement based on the allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations to us under the Administration Agreement. Pursuant to the Administration Agreement, the Administrator may, in its own discretion, submit to us for reimbursement some or all of the expenses that the Administrator has incurred on our behalf during any quarterly period. As a result, the amount of expenses for which we will have to reimburse the Administrator may fluctuate in future quarterly periods and there can be no assurance given as to when, or if, the Administrator may determine to limit the expenses that the Administrator submits to us for reimbursement in the future. However, it is expected that the Administrator will continue to support part of our expense burden in the near future and may decide to not calculate and charge through certain overhead-related amounts as well as continue to cover some of the indirect costs. The Administrator cannot recoup any expenses that the Administrator has previously waived. This expense ratio is calculated without deducting any expenses waived or reimbursed by the Administrator. For the three months ended March 31, 2024, the indirect administrative expenses that our Administrator did not waive of approximately $0.6 million represented approximately 0.02% of our gross assets. See Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.
(8)The holders of shares of our common stock indirectly bear the expenses of our investment in NMFC Senior Loan Program III (“SLP III”) and NMFC Senior Loan Program IV, LLC (“SLP IV”). As SLP III and SLP IV are structured as private joint ventures, no management fees are paid by SLP III and SLP IV. Future expenses for SLP III and SLP IV may be substantially higher or lower because certain expenses may fluctuate over time.
(9)The holders of shares of our common stock indirectly bear the cost associated with our annual expenses.
(10)Effective as of and for the quarter ended March 31, 2021 through the quarter ending December 31, 2024, the Investment Adviser entered into a fee waiver agreement (the “Fee Waiver Agreement”) pursuant to which the Investment Adviser will waive base management fees in order to reach a target base management fee of 1.25% on gross assets (the “Reduced Base Management Fee”) as opposed to the Company’s current base management fee of 1.4% on gross assets less cash and cash equivalents (the “Base Management Fee”). If, for any quarterly period during the term of the fee waiver agreement, the Reduced Base Management Fee would be greater than the Base Management Fee calculated under the terms of the Investment Management Agreement, the Investment Adviser shall only be entitled to the lesser of those two amounts. The Investment Adviser cannot recoup management fees that the Investment Adviser has previously waived. The base management fee waiver reflected in the table above is based on the base management fees waived during the three months ended March 31, 2024. See Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.

Management Fees [Percent]	3.24%
Interest Expenses on Borrowings [Percent]	8.17%
Incentive Fees [Percent]	2.77%
Acquired Fund Fees and Expenses [Percent]	3.59%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.74%
Total Annual Expenses [Percent]	18.51%
Waivers and Reimbursements of Fees [Percent]	0.27%
Net Expense over Assets [Percent]	18.24%
Expense Example [Table Text Block]
Example
The following example, required by the SEC, demonstrates the projected dollar amount of total cumulative expenses that would be incurred over various periods with respect to a hypothetical investment in our common stock through this offering. In calculating the following expense amounts, we have assumed that our borrowings and annual operating expenses would remain at the levels set forth in the table above. See Note 6 above for additional information regarding certain assumptions regarding our level of leverage.

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return without realization of any capital gains	$152	$410	$612	$945
The example should not be considered a representation of future expenses, and actual expenses may be greater or less than those shown.
While the example assumes, as required by the applicable rules of the SEC, a 5.0% annual return, our performance will vary and may result in a return greater or less than 5.0%. The incentive fee under the Investment Management Agreement, which, assuming a 5.0% annual return, would either not be payable or would have an insignificant impact on the expense amounts shown above, is not included in the above example. The above illustration assumes that we will not realize any capital gains (computed net of all realized capital losses and unrealized capital depreciation) in any of the indicated time periods. If we achieve sufficient returns on our investments, including through the realization of capital gains, to trigger an incentive fee of a material amount, our expenses and returns to our investors would be higher. For example, if we assumed that we received our 5.0% annual return completely in the form of net realized capital gains on our investments, computed net of all cumulative unrealized depreciation on our investments, the projected dollar amount of total cumulative expenses set forth in the above illustration would be as follows:

	1 Year	3 Years	5 Years	10 Years
You would pay the following expenses on a $1,000 investment, assuming a 5.0% annual return completely in the form of net realized capital gains	$161	$428	$634	$963
While the examples assume reinvestment of all distributions at net asset value, participants in our dividend reinvestment plan will receive a number of shares of our common stock determined by dividing the total dollar amount of the distribution payable to a participant by the market price per share of our common stock at the close of trading on the dividend payment date. The market price per share of our common stock may be at, above or below net asset value. See Item 1 — Financial Statements — Note 2. Summary of Significant Accounting Policies — Distributions in our most recent Quarterly Report on Form 10-Q for additional details regarding our dividend reinvestment plan.

Expense Example, Year 01	$ 152
Expense Example, Years 1 to 3	410
Expense Example, Years 1 to 5	612
Expense Example, Years 1 to 10	$ 945
Purpose of Fee Table , Note [Text Block]
The following table is intended to assist you in understanding the costs and expenses that an investor in this offering will bear directly or indirectly. We caution you that some of the percentages indicated in the table below are estimates and may vary. Except where the context suggests otherwise, whenever this prospectus supplement contains a reference to fees or expenses paid by “you”, “NMFC”, or “us” or that “we”, “NMFC”, or the “Company” will pay fees or expenses, we will pay such fees and expenses out of our net assets and, consequently, you will indirectly bear such fees or expenses as an investor in us. However, you will not be required to deliver any money or otherwise bear personal liability or responsibility for such fees or expenses.

Basis of Transaction Fees, Note [Text Block]	If a participant elects by written notice to the plan administrator to have the plan administrator sell part or all of the shares held by the plan administrator in the participant’s account and remit the proceeds to the participant, the plan administrator is authorized to deduct a $15.00 transaction fee plus a $0.10 per share brokerage commission from the proceeds. The expenses of the dividend reinvestment plan are included in “other expenses.” The plan administrator’s fees will be paid by us. There will be no brokerage charges or other charges to stockholders who participate in the plan. See Item 1 — Financial Statements — Note 2. Summary of Significant Accounting Policies — Distributions in our most recent Quarterly Report on Form 10-Q for additional details regarding our dividend reinvestment plan.
Other Expenses, Note [Text Block]	“Other expenses” include our overhead expenses, including payments by us under the Administration Agreement based on the allocable portion of overhead and other expenses incurred by the Administrator in performing its obligations to us under the Administration Agreement. Pursuant to the Administration Agreement, the Administrator may, in its own discretion, submit to us for reimbursement some or all of the expenses that the Administrator has incurred on our behalf during any quarterly period. As a result, the amount of expenses for which we will have to reimburse the Administrator may fluctuate in future quarterly periods and there can be no assurance given as to when, or if, the Administrator may determine to limit the expenses that the Administrator submits to us for reimbursement in the future. However, it is expected that the Administrator will continue to support part of our expense burden in the near future and may decide to not calculate and charge through certain overhead-related amounts as well as continue to cover some of the indirect costs. The Administrator cannot recoup any expenses that the Administrator has previously waived. This expense ratio is calculated without deducting any expenses waived or reimbursed by the Administrator. For the three months ended March 31, 2024, the indirect administrative expenses that our Administrator did not waive of approximately $0.6 million represented approximately 0.02% of our gross assets. See Item 1 — Financial Statements — Note 5. Agreements in our most recent Quarterly Report on Form 10-Q.
Management Fee not based on Net Assets, Note [Text Block]	The base management fee pursuant to Amendment No.1 to the Investment Management Agreement is based on an annual rate of 1.4% of our average gross assets for the two most recent quarters, which equals our total assets on the Consolidated Statements of Assets and Liabilities, less cash and cash equivalents. We may, from time to time, invest in derivatives. To the extent we invest in derivatives, we use the actual value of the derivatives, as reported on our Consolidated Statements of Assets and Liabilities, for purposes of calculating our base management fee. The base management fee reflected in the table above is based on the three months ended March 31, 2024 and is calculated without deducting any management fees waived.
Acquired Fund Fees and Expenses, Note [Text Block]	The holders of shares of our common stock indirectly bear the expenses of our investment in NMFC Senior Loan Program III (“SLP III”) and NMFC Senior Loan Program IV, LLC (“SLP IV”). As SLP III and SLP IV are structured as private joint ventures, no management fees are paid by SLP III and SLP IV. Future expenses for SLP III and SLP IV may be substantially higher or lower because certain expenses may fluctuate over time.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
Our investment objective is to generate current income and capital appreciation through the sourcing and origination of senior secured loans and select junior capital positions, to growing businesses in defensive industries that offer attractive risk-adjusted returns. Our differentiated investment approach leverages the deep sector knowledge and operating resources of New Mountain Capital. Senior secured loans may include traditional first lien or unitranche loans. We invest a significant portion of our portfolio in unitranche loans, which are loans that combine both senior and subordinated debt, generally in a first-lien position. Because unitranche loans combine characteristics of senior and subordinated debt, they have risks similar to the risks associated with secured debt and subordinated debt. Certain unitranche loan investments may include “last-out” positions, which generally heighten the risk of loss. In some cases, our investments may also include equity interests.
We make investments through both primary originations and open-market secondary purchases. We primarily target loans to, and invest in, U.S. middle market businesses, a market segment we believe continues to be underserved by other lenders. We primarily invest in senior secured debt of U.S. sponsor-backed, middle market companies. We define middle market companies as those with annual earnings before interest, taxes, depreciation, and amortization (“EBITDA”) of $10.0 million to $200.0 million. Our focus is on defensive growth businesses that generally exhibit the following characteristics: (i) acyclicality, (ii) sustainable secular growth drivers, (iii) niche market dominance and high barriers to competitive entry, (iv) recurring revenue and strong free cash flow (v) flexible cost structures and (vi) seasoned management teams. Similar to us, the investment objective of each of SBIC I and SBIC II is to generate current income and capital appreciation under our investment criteria. However, SBIC I and SBIC II investments must be in SBA eligible small businesses. Our portfolio may be concentrated in a limited number of industries. As of March 31, 2024, our top five industry concentrations were software, business services, healthcare, investment funds (which includes our investments in joint ventures) and education.
The investments that we invest in are almost entirely rated below investment grade or may be unrated. Debt investments rated below investment grade are often referred to as “leveraged loans”, “high yield” or “junk” debt investments, and may be considered “high risk” compared to debt investments that are rated investment grade. These debt investments are considered speculative because of the credit risk of the issuers. Such issuers are considered more likely than investment grade issuers to default on their payments of interest and principal, and such risk of default could reduce our net asset value (“NAV”) and income distributions. Our investments are also primarily floating rate debt investments that contain interest reset provisions that may make it more difficult for borrowers to make debt repayments to us if interest rates rise. In addition, some of our debt investments will not fully amortize during their lifetime, which could result in a loss or a substantial amount of unpaid principal and interest due upon maturity. Our debt investments may also lose significant market value before a default occurs. Furthermore, an active trading market may not exist for these securities. This illiquidity may make it more difficult to value our investments.

Risk Factors [Table Text Block]
RISK FACTORS
Investing in our common stock involves a number of significant risks. In addition to the other information contained in this prospectus supplement, the accompanying prospectus and the documents incorporated by reference, you should carefully consider the following information before making an investment in our common stock. Before deciding whether to invest in our common stock, you should carefully consider the risk factors incorporated by reference in the accompanying prospectus and as described in the section titled “Risk Factors” in our most recent Annual Report on Form 10-K, the section titled “Risk Factors” in our most recent Quarterly Report on Form 10-Q, as well as subsequent filings with the SEC that are incorporated by reference into this prospectus supplement and the accompanying prospectus in their entirety, together with other information in this prospectus supplement, the accompanying prospectus, the documents incorporated by reference in this prospectus supplement and the accompanying prospectus, and any free writing prospectus that we may authorize for use in connection with this offering. The risks and uncertainties described in these documents could materially adversely affect our business, financial condition, and results of operations. The risks described in these documents are not the only ones we face. Additional risks and uncertainties that we are unaware of, or that we currently believe are not material, may also become important factors that could adversely affect our business. Past financial performance may not be a reliable indicator of future performance, and historical trends should not be used to anticipate results or trends in future periods. If any of these risks actually occurs, our business, reputation, financial condition, results of operations, revenue, and future prospects could be seriously harmed. This could cause our NAV and the trading price of our common stock to decline, resulting in a loss of all or part of your investment. Please also read carefully the section titled “Cautionary Statement Regarding Forward-Looking Statements” in this prospectus supplement.